COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	$ 157
Limco Piedmont Inc [Member]
Guarantees:
Guarantee provided by Piedmont in respect of FAVS debt	4,600
Bental Industries Ltd. [Member]
Guarantees:
Maximum credit risk for bank guarantees to third parties, in the ordinary course of business, mainly in order to secure certain advances from customers	$ 97